RELATED PARTY TRANSACTIONS - Summary of Information About Loans Executives (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Loans To The Executives [Line Items]
Notional amount	$ 7,485
Fair Value	5,207
Tim Holbrow
Loans To The Executives [Line Items]
Notional amount	736
Fair Value	523
Avinash Rugoobur
Loans To The Executives [Line Items]
Notional amount	3,681
Fair Value	2,614
Mike Ableson
Loans To The Executives [Line Items]
Notional amount	1,841
Fair Value	1,200
Daniel Chin
Loans To The Executives [Line Items]
Notional amount	1,227
Fair Value	$ 870